Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Derivative Instruments and Hedges, Assets [Abstract]
Notional Amounts And Fair Values Of Derivatives Designated As Cash Flow Hedges And Derivatives Not Designated As Cash Flow Hedges

The notional amounts and fair values of derivatives not designated as cash flow hedges at March 28, 2014 and December 31, 2013 are shown below (in millions).

	March 28, 2014			December 31, 2013
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Asset (1)	Liability (2)		Asset (1)	Liability (2)
Derivatives not designated as cash flow hedges:
Commodity futures	$122.4	$0.8	$12.0	$173.7	$1.2	$7.6
Foreign currency exchange	235.4	2.2	4.4	223.2	6.0	1.7

		$3.0	$16.4		$7.2	$9.3

(1)	Balance recorded in “Prepaid expenses and other” and “Other non-current assets”
(2)	Balance recorded in “Accrued liabilities” and “Other liabilities”

The notional amounts and fair values of derivatives designated as cash flow hedges and derivatives not designated as cash flow hedges at December 31, 2013 and December 31, 2012 are shown below (in millions).

	December 31, 2013			December 31, 2012
	Notional	Fair Value		Notional	Fair Value
(in millions)	Amount	Asset (1)	Liability (2)	Amount	Asset (1)	Liability (2)
Derivatives designated as cash flow hedges:
Interest rate swaps	$—	$—	$—	$15.3	$—	$0.2
Commodity futures	—	—	—	22.8	0.2	1.1
Foreign currency exchange	—	—	—	60.7	0.4	0.6

		$—	$—		$0.6	$1.9

(in millions)
Derivatives not designated as cash flow hedges:
Commodity futures	$173.7	$1.2	$7.6	$206.0	$3.3	$4.9
Foreign currency exchange	223.2	$6.0	1.7	253.7	3.2	3.3

		$7.2	$9.3		$6.5	$8.2

(1)	Balance recorded in “Prepaid expenses and other” and “Other non-current assets”
(2)	Balance recorded in “Accrued liabilities” and “Other liabilities”

Gain and Loss on the Derivative Representing Either Hedge Ineffectiveness or Hedge Components Excluded From the Assessment of Effectiveness

	Three Fiscal Months Ended March 29, 2013
(in millions)	Amount of Comprehensive Income (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Recognized in Income on the Ineffective Portion (1)	Location
Derivatives designated as cash flow hedges:
Interest rate swaps	$0.1	$—	$—	Interest expense
Commodity futures	(1.3)	(0.3)	—	Cost of sales
Foreign currency exchange	—	—	—	Other income (expense)

	$(1.2)	$(0.3)	$—

(1)	The ineffective portion and the amount excluded from effectiveness testing for all derivatives designated as cash flow hedges is recognized in other income and expense.

Gain and loss on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

	Year ended December 31, 2013
(in millions)	Effective portion recognized in Accumulated OCI Gain / (Loss)	Reclassified from Accumulated OCI Gain / (Loss)	Ineffective portion and amount excluded from effectiveness testing Gain / (Loss)[1]	Location
Derivatives designated as cash flow hedges:
Interest rate swaps	$0.1	$(0.1)	$—	Interest Expense
Commodity futures	(1.3)	(1.9)	—	Cost of Sales

Total	$(1.2)	$(2.0)	$—

	Year ended December 31, 2012
(in millions)	Effective portion recognized in Accumulated OCI Gain / (Loss)	Reclassified from Accumulated OCI Gain / (Loss)	Ineffective portion and amount excluded from effectiveness testing Gain / (Loss) (1)	Location
Derivatives designated as cash flow hedges:
Interest rate swaps	$0.3	$—	$—	Interest Expense
Commodity futures	4.8	(3.3)	(0.3)	Cost of Sales
Foreign currency exchange	(0.2)	(1.1)	—	Other income / (expense)

Total	$4.9	$(4.4)	$(0.3)

(1)	The ineffective portion and the amount excluded from effectiveness testing for all derivatives designated as cash flow hedges is recognized in other income and expense.